Derivative Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 16,542	$ 16,542
Derivative Assets	180	66
Derivative Liabilities	191	89
Interest Rate Products
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	16,542	16,542
Derivative Assets	180	66
Derivative Liabilities	$ 191	$ 89